Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue by Major Source

The table reflects revenue by major source for the following periods:

	Yen in Thousands
	For the six months ended March 31,
	2025	2024
Audio production and talent management business	¥39,683	¥54,650
Internet business	39,600	59,083
Workshop business	2,020	2,040
Distributions from investments	3,191	6,604
Total	¥84,494	¥122,377

Schedule of Changes in Deferred Revenue

Changes in deferred revenue were as follows:

	Yen in Thousands
	For the six months ended March 31,	For the year ended September 30,
	2025	2024
Balance, beginning of period	¥119,335	¥33,839
Revenue earned	(17,651)	(31,639)
Deferral of revenue	440	117,135
Balance, end of period	¥102,124	¥119,335

Schedule of Changes in Deferred Contact Costs

Changes in deferred contact costs were as follows:

	Yen in thousands
	For the six months ended March 31, 2025
	Beginning balance	Capitalization of costs	Amortization	Ending Balance
Total contract costs capitalized	¥176,264	¥8,530	¥(50,600)	¥134,194
	Yen in thousands
	For the six months ended September 30, 2024
	Beginning balance	Capitalization of costs	Amortization	Ending Balance
Total contract costs capitalized	¥27,628	¥170,764	¥(22,128)	¥176,264